Expense Example, No Redemption	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 10 Years	Prospectus #2 Eaton Vance Stock Fund Class A 1 Year	Prospectus #2 Eaton Vance Stock Fund Class A 3 Years	Prospectus #2 Eaton Vance Stock Fund Class A 5 Years	Prospectus #2 Eaton Vance Stock Fund Class A 10 Years	Prospectus #2 Eaton Vance Stock Fund Class C 1 Year	Prospectus #2 Eaton Vance Stock Fund Class C 3 Years	Prospectus #2 Eaton Vance Stock Fund Class C 5 Years	Prospectus #2 Eaton Vance Stock Fund Class C 10 Years	Prospectus #2 Eaton Vance Stock Fund Class I 1 Year	Prospectus #2 Eaton Vance Stock Fund Class I 3 Years	Prospectus #2 Eaton Vance Stock Fund Class I 5 Years	Prospectus #2 Eaton Vance Stock Fund Class I 10 Years
USD ($)	648	804	973	1,463	154	477	824	1,599	52	164	285	640	663	851	1,055	1,641	170	526	907	1,777	68	214	373	835	669	889	1,127	1,808	176	566	981	1,943	75	255	451	1,016